May 2, 2003


VIA EDGAR SYSTEM

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C.  20549

                  Re:   The Yacktman Funds, Inc.
                        File Nos. 033-47044 and 811-06628
                        Rule 497(j) Certification
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Ladies & Gentlemen:

     The undersigned officer of The Yacktman Funds, Inc. (the "Company") does hereby certify pursuant to Rule 497(j) promulgated under the Securities Act of 1933, as amended:

     1. that the form of the Prospectus and the Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 promulgated under the Securities Act of 1933, as amended, would not have differed from that contained in Post-Effective Amendment No. 14 to the Form N-1A Registration Statement filed by the Company on April 28, 2003, which is the most recent amendment to such Registration Statement; and

     2. that the text of Post-Effective Amendment No. 14 was filed with the Securities and Exchange Commission by direct transmittal through the EDGAR system on April 28, 2003.

                                        Very truly yours

                                        THE YACKTMAN FUNDS, INC.



                                        By: /s/ Donald A. Yacktman
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                                        Its: President
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